Concentration of Credit Risk	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
24. CONCENTRATION OF CREDIT RISK

Financial instruments that are potentially subject to significant concentration of credit risk consist of cash and cash equivalents, restricted cash, short-term investments, other financial assets, accounts receivable, contract assets, and other receivables. The carrying amounts of cash and cash equivalents, short-term investments and contract assets represent the maximum amount of loss due to credit risk. As of December 31, 2020 and 2021, all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held by major financial institutions located in the PRC and international financial institutions outside of the PRC which management believes are of high credit quality and continually monitors the credit worthiness of these financial institutions. With respect to the accounts receivable, contract assets and other receivables, the Group performs on-going
credit evaluations of the financial condition of its customers and counterparties.